Accounts Payable - Schedule of Carrying Amount of Accounts Payable (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Carrying Amount of Accounts Payable [Line Items]
Accounts payable	$ 151	$ 790
U.S. dollars [Member]
Schedule of Carrying Amount of Accounts Payable [Line Items]
Accounts payable	1	362
NIS (not linked to the Israeli CPI) [Member]
Schedule of Carrying Amount of Accounts Payable [Line Items]
Accounts payable	$ 150	$ 428